Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUNDS II, INC.
Entity Central Index Key	0000923084
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005532
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Allocation Fund
Class Name	Investor Class
Trading Symbol	TRPBX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - Investor Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderate Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying U.S. small-cap core equity strategy contributed for the trailing one-year period, as did selection in the underlying alternatives strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,501	9,174	9,526
2015	9,716	9,457	9,703
2016	9,213	8,666	9,310
2016	9,838	9,458	9,927
2016	10,210	9,839	10,311
2016	10,154	9,805	10,255
2017	10,718	10,579	10,771
2017	11,149	11,116	11,064
2017	11,529	11,522	11,352
2017	11,987	12,221	11,784
2018	12,197	12,568	11,885
2018	12,202	12,432	11,893
2018	12,420	12,837	12,187
2018	11,969	12,101	11,763
2019	12,423	12,462	12,176
2019	12,455	12,271	12,192
2019	12,990	12,802	12,648
2019	13,447	13,756	13,226
2020	13,152	12,946	12,872
2020	13,112	12,937	12,932
2020	14,518	14,917	14,064
2020	15,235	15,821	14,783
2021	16,026	16,862	15,326
2021	16,844	18,351	16,229
2021	17,409	19,189	16,674
2021	17,052	18,870	16,330
2022	16,306	18,179	15,907
2022	15,257	17,106	15,030
2022	14,672	16,141	14,383
2022	14,835	16,677	14,619
2023	14,834	16,677	14,666
2023	15,171	17,252	14,798
2023	15,730	18,393	15,315
2023	15,909	18,680	15,432
2024	17,061	20,538	16,442
2024	17,565	21,315	16,735
2024	18,362	22,704	17,696
2024	18,808	23,559	18,078
2025	18,802	23,630	18,063
2025	18,978	24,225	18,495

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Spectrum Moderate Allocation Fund (Investor Class)	8.05%	7.68%	6.62%
MSCI All Country World Index Net (Regulatory Benchmark)	13.65	13.37	9.25
Morningstar Moderate Target Risk Index (Strategy Benchmark)	10.52	7.42	6.34

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,980,626,000
Holdings Count | Holding	1,747
Advisory Fees Paid, Amount	$ 7,279,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,980,626 Number of Portfolio Holdings1,747
Holdings [Text Block]
Common Stocks	50.9%
Bond Funds	16.5
Equity Funds	11.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.3
Private Investment Companies	4.3
Corporate Bonds	3.3
U.S. Government & Agency Mortgage-Backed Securities	2.8
Asset-Backed Securities	1.1
Short-Term and Other	4.3

Largest Holdings [Text Block]
T. Rowe Price Institutional Emerging Markets Equity Fund	4.5%
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.4
Blackstone Partners Offshore Fund	4.3
T. Rowe Price Real Assets Fund - I Class	4.0
U.S. Treasury Notes	3.3
T. Rowe Price Multi-Strategy Total Return Fund - I Class	3.0
T. Rowe Price Emerging Markets Bond Fund - I Class	2.7
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
T. Rowe Price Dynamic Global Bond Fund - I Class	2.6
Microsoft	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169938
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Allocation Fund
Class Name	I Class
Trading Symbol	TPPAX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - I Class	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderate Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying U.S. small-cap core equity strategy contributed for the trailing one-year period, as did selection in the underlying alternatives strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
5/31/16	512,965	514,168	513,380
8/31/16	532,620	534,870	533,251
11/30/16	529,926	533,035	530,360
2/28/17	559,364	575,132	557,056
5/31/17	582,091	604,297	572,198
8/31/17	602,184	626,401	587,079
11/30/17	626,118	664,378	609,451
2/28/18	637,318	683,223	614,665
5/31/18	638,131	675,825	615,078
8/31/18	649,502	697,876	630,305
11/30/18	626,194	657,870	608,343
2/28/19	649,932	677,468	629,700
5/31/19	651,624	667,085	630,552
8/31/19	679,924	695,937	654,107
11/30/19	704,112	747,850	684,022
2/29/20	688,970	703,794	665,713
5/31/20	686,883	703,308	668,816
8/31/20	760,854	810,935	727,363
11/30/20	798,747	860,095	764,564
2/28/21	840,528	916,688	792,639
5/31/21	883,426	997,610	839,345
8/31/21	913,031	1,043,193	862,337
11/30/21	894,943	1,025,836	844,566
2/28/22	856,108	988,272	822,674
5/31/22	801,347	929,948	777,317
8/31/22	770,956	877,484	743,871
11/30/22	779,615	906,626	756,083
2/28/23	779,465	906,626	758,512
5/31/23	797,883	937,858	765,338
8/31/23	827,193	999,894	792,057
11/30/23	836,895	1,015,537	798,102
2/29/24	898,200	1,116,497	850,356
5/31/24	924,630	1,158,784	865,517
8/31/24	967,098	1,234,267	915,184
11/30/24	990,543	1,280,770	934,968
2/28/25	990,987	1,284,638	934,191
5/31/25	1,000,649	1,316,981	956,533

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/23/16
Spectrum Moderate Allocation Fund (I Class)	8.22%	7.82%	7.84%
MSCI All Country World Index Net (Regulatory Benchmark)	13.65	13.37	11.12
Morningstar Moderate Target Risk Index (Strategy Benchmark)	10.52	7.42	7.32

Performance Inception Date	Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,980,626,000
Holdings Count | Holding	1,747
Advisory Fees Paid, Amount	$ 7,279,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,980,626 Number of Portfolio Holdings1,747
Holdings [Text Block]
Common Stocks	50.9%
Bond Funds	16.5
Equity Funds	11.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.3
Private Investment Companies	4.3
Corporate Bonds	3.3
U.S. Government & Agency Mortgage-Backed Securities	2.8
Asset-Backed Securities	1.1
Short-Term and Other	4.3

Largest Holdings [Text Block]
T. Rowe Price Institutional Emerging Markets Equity Fund	4.5%
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.4
Blackstone Partners Offshore Fund	4.3
T. Rowe Price Real Assets Fund - I Class	4.0
U.S. Treasury Notes	3.3
T. Rowe Price Multi-Strategy Total Return Fund - I Class	3.0
T. Rowe Price Emerging Markets Bond Fund - I Class	2.7
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
T. Rowe Price Dynamic Global Bond Fund - I Class	2.6
Microsoft	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless